Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended												12 Months Ended
		May 31, 2019		Feb. 28, 2019		Nov. 30, 2018		Aug. 31, 2018		May 31, 2018 [2]	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2019	May 31, 2018	May 31, 2017
Numerator for earnings per share:
Net income attributable to RPM International Inc. stockholders		$ 133,380	[1]	$ 14,190	[1]	$ 49,224	[1]	$ 69,764	[1]	$ 85,664	$ 40,227	$ 95,463	$ 116,416	$ 266,558	$ 337,770	$ 181,823
Less: Allocation of earnings and dividends to participating securities														(1,514)	(3,858)	(2,795)
Net income available to common shareholders - basic														265,044	333,912	179,028
Add: Undistributed earnings reallocated to unvested shareholders																2
Reverse: Allocation of earnings and dividends to participating securities														1,514	3,858
Add: Income effect of contingently issuable shares														3,655	5,673	5,457
Net income available to common shareholders - diluted														$ 270,213	$ 343,443	$ 184,487
Denominator for basic and diluted earnings per share:
Basic weighted average common shares	[3]													130,552	131,179	130,662
Average diluted options														1,838	2,064	598
Net issuable common share equivalents	[4]													1,943	3,928	3,905
Total shares for diluted earnings per share	[3],[5]													134,333	137,171	135,165
Earnings Per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock		$ 1.03		$ 0.11		$ 0.37		$ 0.52		$ 0.65	$ 0.30	$ 0.72	$ 0.87	$ 2.03	$ 2.55	$ 1.37
Diluted Earnings Per Share of Common Stock		$ 1.02		$ 0.11		$ 0.37		$ 0.52		$ 0.63	$ 0.30	$ 0.70	$ 0.86	$ 2.01	$ 2.50	$ 1.36

[1]	Reflects inventory-related charges of $10.5 million in our consumer reportable segment resulting from more proactive management of inventory and $10.0 million in inventory reductions related to restructuring activities in our industrial reportable segment. Reflects restructuring charges totaling $42.3 million that were incurred throughout fiscal 2019, as further described in Note B, “Restructuring.
[2]	Reflects inventory-related charges of $36.5 million in our consumer reportable segment for product line rationalization and related obsolete inventory identification and $1.2 million in inventory reductions related to restructuring activities in our industrial reportable segment. Additional restructuring charges totaling $17.5 million were incurred during the fourth quarter of fiscal 2018, as further described in Note B, “Restructuring.” We also incurred charges in our industrial segment totaling $4.2 million in connection with the decision to exit Flowcrete China.
[3]	For the year ended May 31, 2019 and 2018, basic and diluted earnings per share are calculated under the two-class method and the treasury method, respectively, as those methods resulted in the most dilutive earnings per share. For the year ended May 31, 2017, basic and diluted earnings per share are calculated using the two-class method.
[4]	Represents the number of shares that would be issued if our contingently convertible notes had been converted. We included these shares in the calculation of diluted EPS as the conversion of the notes were eligible to be settled, at our election, in cash, shares of our common stock, or a combination of cash and shares of our common stock. On November 27, 2018, we redeemed all of our 2.25% convertible senior notes due 2020, primarily for cash, but also issued 598,601 shares of our common stock in the transaction.
[5]	For the years ended May 31, 2019, 2018 and 2017, approximately 862,500, 799,362 and 606,048 shares of stock, respectively, granted under stock-based compensation plans were excluded from the calculation of diluted EPS, as the effect would have been anti-dilutive.